Summary of Significant Accounting Policies (Details) - Schedule of intercompany payables - Variable Interest Entity [Member] - USD ($)		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Condensed Statement of Income Captions [Line Items]
Revenue	[1]	$ 829,928	$ 514,888	$ 309,380
Net Income (loss)		$ 36,181	$ (114,129)	$ (1,247,053)

[1]	Intercompany sales are eliminated upon consolidation.